Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2050 Fund - Fidelity Freedom Index 2050 Fund - Investor Class	Sep. 08, 2023
Bar Chart Table:
Annual Return 2013	19.34%
Annual Return 2014	6.57%
Annual Return 2015	(1.53%)
Annual Return 2016	9.45%
Annual Return 2017	20.54%
Annual Return 2018	(7.25%)
Annual Return 2019	26.11%
Annual Return 2020	16.44%
Annual Return 2021	15.92%
Annual Return 2022	(18.24%)